STOCKHOLDERS' (DEFICIT) EQUITY - Information applies to warrants outstanding (Details 4) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders Equity Note [Line Items]
Outstanding Common Stock Warrants	31,725,180
Warrants
Stockholders Equity Note [Line Items]
Outstanding Common Stock Warrants		45,473,780
Warrants | Warrant issued on March 26, 2010
Stockholders Equity Note [Line Items]
Warrant Exercise Price		$ 0.15
Warrant Expiration Date		Mar. 26, 2015
Weighted Average Remaining Life		2 months 12 days
Outstanding Common Stock Warrants		7,380,000
Warrants | Warrant issued on September 30, 2010
Stockholders Equity Note [Line Items]
Warrant Exercise Price		$ 0.15
Warrant Expiration Date		Sep. 30, 2015
Weighted Average Remaining Life		8 months 12 days
Outstanding Common Stock Warrants		18,000,010
Warrants | Warrant issued on November 29, 2010
Stockholders Equity Note [Line Items]
Warrant Exercise Price	$ 0.15	$ 0.15
Warrant Expiration Date	Nov. 29, 2015	Nov. 29, 2015
Weighted Average Remaining Life		10 months 24 days
Outstanding Common Stock Warrants	2,000,000	2,000,000
Warrants | Warrant issued on December 22, 2010
Stockholders Equity Note [Line Items]
Warrant Exercise Price	$ 0.15	$ 0.15
Warrant Expiration Date	Dec. 22, 2015	Dec. 22, 2015
Weighted Average Remaining Life		1 year
Outstanding Common Stock Warrants	7,973,780	7,973,780
Warrants | Warrant issued on November 20, 2012
Stockholders Equity Note [Line Items]
Warrant Exercise Price	$ 0.15	$ 0.15
Warrant Expiration Date	Nov. 20, 2017	Nov. 20, 2017
Weighted Average Remaining Life		2 years 10 months 24 days
Outstanding Common Stock Warrants	4,999,990	4,999,990
Warrants | Warrant issued on March 14, 2013
Stockholders Equity Note [Line Items]
Warrant Exercise Price	$ 0.15	$ 0.15
Warrant Expiration Date	Mar. 14, 2015	Mar. 14, 2018
Weighted Average Remaining Life		3 years 2 months 12 days
Anti-dilution Provision Expiration Date		Mar. 14, 2015
Outstanding Common Stock Warrants	120,000	120,000
Warrants | Warrant issued on September 12, 2013
Stockholders Equity Note [Line Items]
Warrant Exercise Price	$ 0.15	$ 0.15
Warrant Expiration Date	Nov. 20, 2017	Nov. 20, 2017
Weighted Average Remaining Life		2 years 10 months 24 days
Outstanding Common Stock Warrants	5,000,000	5,000,000
Warrants | Warrant issue on September 18, 2015
Stockholders Equity Note [Line Items]
Warrant Exercise Price	$ 0.15
Warrant Expiration Date	Nov. 20, 2017
Outstanding Common Stock Warrants	11,631,410